Interest expense and similar charges	12 Months Ended
Dec. 31, 2022
Interest Expense And Similar Charges
Interest expense and similar charges

32.	Interest expense and similar charges

"Interest and similar expenses" in the consolidated income statement consist of interest accrued in the year on all financial liabilities with implicit or explicit return, including remuneration in kind, calculated using the effective interest method, regardless of the measurement of the fair value, cost adjustments as a result of hedge accounting and interest costs attributed to pension funds.

The breakdown of the main items of interest and similar charges accrued in 2022, 2021 and 2020 is as follows:

Thousand of reais	2022	2021	2020

Credit institutions deposits	6,736,736	4,712,388	4,327,276
Customer deposits	38,508,954	13,187,967	7,504,276
Marketable debt securities and subordinated liabilities:
Marketable debt securities (note 18)	6,951,908	4,536,849	2,785,942
Debt Instruments Eligible to Compose Capital (note 19)	863,394	902,398	909,393
Pension Plans (note 21)	176,224	237,024	293,653
Other interest (1)	14,484,725	3,092,216	2,511,688
Total	67,721,941	26,668,842	18,332,228
(1)	It is mainly composed of Expenses with Interest on Repo Agreements